Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA  19103-7018
(215) 564-8000

Alan R. Gedrich
Direct Dial - (215) 564-8050
agedrich@stradley.com

April 25, 2014

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Alpha Architect ETF Trust
Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Alpha Architect ETF Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”).  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in four series: ValueShares U.S. Quantitative Value ETF, ValueShares International Quantitative Value ETF, MomentumShares U.S. Quantitative Momentum ETF and MomentumShares International Quantitative Momentum ETF (the “Funds”).  Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  Each Fund will be non-diversified for purposes of the 1940 Act.  The Funds will rely on exemptive relief granted by the U.S. Securities and Exchange Commission allowing the Funds to operate as actively-managed exchange-traded funds.1

1           See Release Nos. IC-30988 (notice of exemptive application) and IC-31018 (order).

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Sincerely,

_ /s/ Alan R. Gedrich
  Alan R. Gedrich, Esquire